General (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 16, 2019	Jun. 17, 2019	Dec. 31, 2019
Net proceeds from Initial public offering			$ 113,350
Number of Protected Ordinary shares that were exchanged for Ordinary shares	18,654,270
IPO
Share issued		6,052,631
Net proceeds from Initial public offering		$ 113,332
Number of Protected Ordinary shares that were exchanged for Ordinary shares		18,654,270
Underwriters | IPO
Share issued		789,473